Document and Entity Information	6 Months Ended
Sep. 30, 2013
Document and Entity Information
Entity Registrant Name	PROSPECT GLOBAL RESOURCES INC.
Entity Central Index Key	0001477032
Document Type	S-1/A
Pre-Effective Amendment Number	3
Document Period End Date	Sep. 30, 2013
Amendment Flag	true
Amendment Description	This amendment is being filed to respond to comments from the SEC staff on the registration statement.
Entity Filer Category	Smaller Reporting Company